Revenue - Disclosure of disaggregation of revenue by primary geographical market and major service lines (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		£ 13,084		£ 12,787
Total other revenue		581		573
Total revenue from continuing operations	£ 18,449	13,665	[1]	13,360	[2]
Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	17,714
Total other revenue	735
Total revenue from continuing operations		13,665		13,360
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		1,942		1,967
Total other revenue		22		11
Total revenue from continuing operations	2,028	1,964		1,978
UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,018
Total other revenue	10
Total revenue from continuing operations	2,028	1,964		1,978
UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Total other revenue		0		0
Total revenue from continuing operations	1,468	0		0
UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,464
Total other revenue	4
Total revenue from continuing operations	1,468	0		0
UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		2,015		1,704
Total other revenue		3		12
Total revenue from continuing operations	3,437	2,018		1,716
UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,437
Total other revenue	0
Total revenue from continuing operations	3,437	2,018		1,716
New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		4,173		4,197
Total other revenue		41		38
Total revenue from continuing operations	4,550	4,214		4,235
New England | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,496
Total other revenue	54
Total revenue from continuing operations	4,550	4,214		4,235
New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		4,562		4,559
Total other revenue		43		42
Total revenue from continuing operations	5,561	4,605		4,601
New York | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	5,525
Total other revenue	36
Total revenue from continuing operations	5,561	4,605		4,601
NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		392		360
Total other revenue		472		470
Total revenue from continuing operations	1,405	864		830
NGV and Other | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	774
Total other revenue	631
Total revenue from continuing operations	1,405	864		830
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		4,284		3,993
Total other revenue		84		109
Total revenue from continuing operations	7,803	4,368		4,102
UK | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	7,565
Total other revenue	238
UK | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		1,942		1,967
Total other revenue		22		11
UK | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	2,018
Total other revenue	10
UK | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Total other revenue		0		0
UK | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,464
Total other revenue	4
UK | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		2,015		1,704
Total other revenue		3		12
UK | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,437
Total other revenue	0
UK | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Total other revenue		0		0
UK | New England | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Total other revenue	0
UK | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Total other revenue		0		0
UK | New York | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Total other revenue	0
UK | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		327		322
Total other revenue		59		86
UK | NGV and Other | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	646
Total other revenue	224
US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		8,800		8,794
Total other revenue		497		464
Total revenue from continuing operations	10,646	9,297		9,258
US | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	10,149
Total other revenue	497
US | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Total other revenue		0		0
US | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Total other revenue	0
US | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Total other revenue		0		0
US | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Total other revenue	0
US | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Total other revenue		0		0
US | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Total other revenue	0
US | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		4,173		4,197
Total other revenue		41		38
US | New England | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,496
Total other revenue	54
US | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		4,562		4,559
Total other revenue		43		42
US | New York | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	5,525
Total other revenue	36
US | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		65		38
Total other revenue		413		384
US | NGV and Other | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	128
Total other revenue	407
Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		2,594		2,632
Transmission | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,067
Transmission | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		1,875		1,898
Transmission | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,983
Transmission | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Transmission | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Transmission | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Transmission | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Transmission | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		74		77
Transmission | New England | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	52
Transmission | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		329		348
Transmission | New York | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	405
Transmission | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		316		309
Transmission | NGV and Other | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	627
Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		8,317		8,319
Distribution | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	10,919
Distribution | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Distribution | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Distribution | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Distribution | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	1,375
Distribution | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Distribution | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Distribution | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		4,091		4,114
Distribution | New England | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	4,434
Distribution | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		4,226		4,205
Distribution | New York | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	5,110
Distribution | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Distribution | NGV and Other | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		2,076		1,610
System Operator | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,418
System Operator | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
System Operator | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
System Operator | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
System Operator | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
System Operator | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		2,076		1,610
System Operator | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	3,418
System Operator | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
System Operator | New England | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
System Operator | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
System Operator | New York | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
System Operator | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
System Operator | NGV and Other | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	0
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		97		226
Total other revenue		205		204
Other | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	310
Total other revenue	362
Other | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		67		69
Total other revenue		22		11
Other | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	35
Total other revenue	10
Other | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		0		0
Total other revenue		0		0
Other | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	89
Total other revenue	4
Other | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		(61)		94
Total other revenue		3		12
Other | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	19
Total other revenue	0
Other | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		8		6
Total other revenue		41		38
Other | New England | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	10
Total other revenue	54
Other | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		7		6
Total other revenue		43		42
Other | New York | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	10
Total other revenue	36
Other | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue		76		51
Total other revenue		96		101
Other | NGV and Other | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total IFRS 15 revenue	147
Total other revenue	258
Generation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue		376		369
Generation | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	373
Generation | UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue		0		0
Generation | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0
Generation | UK Electricity Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue		0		0
Generation | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0
Generation | UK Electricity System Operator
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue		0		0
Generation | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0
Generation | New England
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue		0		0
Generation | New England | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0
Generation | New York
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue		0		0
Generation | New York | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	0
Generation | NGV and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue		£ 376		£ 369
Generation | NGV and Other | Before exceptional items and remeasurements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total other revenue	£ 373

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.